Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2019
Property and equipment, net
Schedule of property and equipment, net

	As of December 31,
	2018	2019
	RMB	RMB
Computers and equipment	61,180	63,663
Leasehold improvement	43,360	45,498
Furniture and fixtures	9,797	10,963
Vehicle	228	228
Total	114,565	120,352
Less: Accumulated depreciation	(79,224)	(100,016)
Property and equipment, net	35,341	20,336